Document And Entity Information	9 Months Ended
	Jul. 31, 2012	Sep. 04, 2012 Common Class A [Member]	Sep. 04, 2012 Common Class B [Member]
Entity Registrant Name	HOVNANIAN ENTERPRISES INC
Document Type	8-K
Current Fiscal Year End Date	--10-31
Entity Common Stock, Shares Outstanding		117,626,144	14,658,653
Amendment Flag	false
Entity Central Index Key	0000357294
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jul. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3